Other commitments and contingencies, concentrations and factors that may affect future operations	12 Months Ended
Mar. 31, 2018
Other commitments and contingencies, concentrations and factors that may affect future operations

24. Other commitments and contingencies, concentrations and factors that may affect future operations:

Commitments -

Commitments outstanding as of March 31, 2018 for the purchase of property, plant and equipment, other assets and services totaled ¥368,483 million.

Guarantees -

Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, as and when requested by Toyota dealers. Guarantee periods are set to match maturity of installment payments, and as of March 31, 2018, range from 1 month to 35 years; however, they are generally shorter than the useful lives of products sold. Toyota is required to execute its guarantee primarily when customers are unable to make required payments.

The maximum potential amount of future payments as of March 31, 2018 is ¥2,830,749 million. Liabilities for guarantees totaling ¥6,901 million have been provided as of March 31, 2018. Under these guarantee contracts, Toyota is entitled to recover any amount paid by Toyota from the customers whose original obligations Toyota has guaranteed.

Legal proceedings -

From time-to-time, Toyota issues vehicle recalls and takes other safety measures including safety campaigns relating to its vehicles. Since 2009, Toyota issued safety campaigns related to the risk of floor mat entrapment of accelerator pedals and vehicle recalls related to slow-to-return or sticky accelerator pedals. In March 2014, Toyota entered into a Deferred Prosecution Agreement (“DPA”) to resolve an investigation by the U.S. Attorney for the Southern District of New York (“SDNY”) related to unintended acceleration in certain of its vehicles. The DPA provided for an independent monitor to review and assess policies and procedures relating to Toyota’s safety communications process, its process for sharing vehicle accident information internally and its process for preparing and sharing certain technical reports. In August 2017, the DPA and the monitorship terminated, and in October 2017, the criminal charge that had been filed in connection with the DPA was dismissed.

Personal injury and wrongful death claims involving allegations of unintended acceleration are pending in several consolidated proceedings in federal and state courts, as well as in individual cases in various other states. The judges in the consolidated federal action and the consolidated California state action have approved an Intensive Settlement Process (“ISP”) for such claims in those actions. Under the ISP, all individual claims within the consolidated actions are stayed pending completion of a process to assess whether they can be resolved on terms acceptable to the parties. Cases not resolved after completion of the ISP will then proceed to discovery and toward trial. Toyota has offered the ISP process to plaintiffs in other consolidated actions and in individual cases, as well.

Toyota has been named as a defendant in 33 economic loss class action lawsuits in the United States, which, together with similar lawsuits against Takata and other automakers, have been made part of a multi-district litigation proceeding in the United States District Court for the Southern District of Florida, arising out of allegations that airbag inflators manufactured by Takata are defective. Toyota has reached a settlement with the plaintiffs in the United States economic loss class actions. While the court approved the settlement on October 31, 2017, objectors have filed appeals, which have not yet been resolved. Toyota and other automakers have also been named in certain class actions filed in Mexico, Canada, Australia and Israel, as well as some other actions by states or territories of the United States. Those actions have not been settled and are being litigated.

Toyota self-reported a process gap in fulfilling certain emissions defect information reporting requirements of the U.S. Environmental Protection Agency (“EPA”) and California Air Resources Board, including updates on its repair completion rates for recalled emissions components and certain other reports concerning emissions related defects. Toyota is involved in discussions with the EPA and the SDNY’s Civil Division on this reporting issue. These agencies have requested certain follow-up information regarding this reporting issue, and Toyota is cooperating with the request.

Toyota also has various other pending legal actions and claims, including without limitation personal injury and wrongful death lawsuits and claims in the United States, and is subject to government investigations from-time-to-time.

Beyond the amounts accrued with respect to all aforementioned matters, Toyota is unable to estimate a range of reasonably possible loss, if any, for the pending legal matters because (i) many of the proceedings are in evidence gathering stages, (ii) significant factual issues need to be resolved, (iii) the legal theory or nature of the claims is unclear, (iv) the outcome of future motions or appeals is unknown and/or (v) the outcomes of other matters of these types vary widely and do not appear sufficiently similar to offer meaningful guidance. Based upon information currently available to Toyota, however, Toyota believes that its losses from these matters, if any, beyond the amounts accrued, would not have a material adverse effect on Toyota’s financial position, results of operations or cash flows.

The parent company has a concentration of labor supply in employees working under collective bargaining agreements and a substantial portion of these employees are working under the agreement that will expire on December 31, 2020.